Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital [member]	Share Premium [member]	Retained earnings [member]	Other reserves [member] [1]	Other components of equity: Foreign Currency translation reserve [member]	Other components of equity: Cash flow hedging reserve [member]	Other components of equity: Pension adjustments [member]	Treasury shares [member]
Beginning balance at Mar. 31, 2020	$ 587,110	$ 7,874	$ 187,268	$ 586,340		$ (197,391)	$ 1,282	$ 1,737	$ 0
Beginning balance, shares at Mar. 31, 2020		49,733,640							0
Shares issued for exercised options and RSUs (Refer Note 24)		$ 103	(103)
Shares issued for exercised options and RSUs (Refer Note 24), shares		768,563
Transaction charges on cancellation of treasury shares (Refer Note 19)	(55)		(55)
Purchase of treasury shares (Refer note 19)	(78,563)								$ (78,563)
Purchase of treasury shares (Refer note 19), shares									1,100,000
Share-based compensation expense (Refer note 24)	38,230		38,230
Excess tax benefits relating to share-based options and RSUs	2,368		2,368
Transactions with owners	(38,020)	$ 103	40,440						$ (78,563)
Transactions with owners, shares		768,563							1,100,000
Profit after tax	102,617			102,617
Other comprehensive income/(loss), net of taxes	32,385					36,713	(3,164)	(1,164)
Total comprehensive income/(loss) for the period	135,002			102,617		36,713	(3,164)	(1,164)
Ending balance at Mar. 31, 2021	684,092	$ 7,977	227,708	688,957	$ 0	(160,678)	(1,882)	573	$ (78,563)
Ending balance, shares at Mar. 31, 2021		50,502,203							1,100,000
Shares issued for exercised options and RSUs (Refer Note 24)		$ 76	(76)
Shares issued for exercised options and RSUs (Refer Note 24), shares		547,704
Purchase of treasury shares (Refer note 19)	(85,148)								$ (85,148)
Purchase of treasury shares (Refer note 19), shares									1,100,000
Cancellation of treasury shares (Refer Note 19)		$ (302)	(163,409)						$ 163,711
Cancellation of treasury shares (Refer Note 19), shares		(2,200,000)							(2,200,000)
Share-based compensation expense (Refer note 24)	44,165		44,165
Excess tax benefits relating to share-based options and RSUs	1,939		1,939
Transfer to other reserves				(5,067)	5,067
Transfer from other reserves on utilization				2,411	(2,411)
Transactions with owners	(39,044)	$ (226)	(117,381)	(2,656)	2,656				$ 78,563
Transactions with owners, shares		(1,652,296)							(1,100,000)
Profit after tax	132,101			132,101
Other comprehensive income/(loss), net of taxes	(23,146)					(28,309)	4,017	1,146
Total comprehensive income/(loss) for the period	108,955			132,101		(28,309)	4,017	1,146
Ending balance at Mar. 31, 2022	754,003	$ 7,751	110,327	818,402	2,656	(188,987)	2,135	1,719	$ 0
Ending balance, shares at Mar. 31, 2022		48,849,907							0
Shares issued for exercised options and RSUs (Refer Note 24)	(32)	$ 73	(105)
Shares issued for exercised options and RSUs (Refer Note 24), shares		610,910
Purchase of treasury shares (Refer note 19)	(81,686)								$ (81,686)
Purchase of treasury shares (Refer note 19), shares									1,100,000
Cancellation of treasury shares (Refer Note 19)	0	$ (134)	(81,552)						$ 81,686
Cancellation of treasury shares (Refer Note 19), shares		(1,100,000)							(1,100,000)
Share-based compensation expense (Refer note 24)	49,733		49,733
Excess tax benefits relating to share-based options and RSUs	2,707		2,707
Transfer to other reserves				(5,322)	5,322
Transfer from other reserves on utilization				1,213	(1,213)
Transactions with owners	(29,278)	$ (61)	(29,217)	(4,109)	4,109
Transactions with owners, shares		(489,090)
Profit after tax	137,308			137,308
Other comprehensive income/(loss), net of taxes	(60,897)					(54,427)	(5,856)	(614)
Total comprehensive income/(loss) for the period	76,411			137,308		(54,427)	(5,856)	(614)
Ending balance at Mar. 31, 2023	$ 801,136	$ 7,690	$ 81,110	$ 951,601	$ 6,765	$ (243,414)	$ (3,721)	$ 1,105	$ 0
Ending balance, shares at Mar. 31, 2023		48,360,817							0

[1]	Other reserves include the Special Economic Zone
Re-Investment
Reserve created out of the profits of eligible Special Economic Zones (“SEZ”) units in terms of the provisions of the Indian
Income-tax
Act, 1961. Further, these provisions require the reserve to be utilized by the Company for acquiring new plant and machinery for the purpose of its business (Refer Note 25).